Summary of Operating and General and Administrative Expenses (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Expense By Nature [Abstract]
Wages, salaries and benefits	$ 580,482	$ 463,113
Purchased materials, supplies and services	433,827	275,840
Share-based compensation	1,934	36,205
Operating and general and administrative expenses	1,016,243	775,158
Allocated to:
Operating expense	926,171	661,715
General and administrative	90,072	107,689
Restructuring		5,754
Operating and general and administrative expenses	$ 1,016,243	$ 775,158